Shareholder Report, Line Graph (Details) 199122_Abacus FCF Leaders ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Sep. 27, 2016	Jul. 31, 2026
Abacus FCF Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Abacus FCF Leaders ETF NAV
Accumulated Value	$ 32,398	$ 28,760	$ 24,732	$ 21,913	$ 22,571	$ 16,281	$ 15,220	$ 14,650	$ 11,947	$ 10,000	$ 38,026
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return
Accumulated Value	$ 32,554	$ 28,141	$ 23,243	$ 20,633	$ 22,270	$ 16,053	$ 14,472	$ 13,519	$ 11,615	$ 10,000	$ 38,936